Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	$ 1,325,949,722	$ 1,496,126,043
Financial assets derecognized during the period other than write-offs	(130,198,066)	(249,797,301)
New financial assets originated or purchased	435,035,017	598,797,519
FX and other movements	323,267,321	205,856,502
Inflation Effect	(897,288,722)	(725,033,041)
Gross carrying amount, Ending Balance	1,056,765,272	1,325,949,722
Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	961,424,176	1,063,778,370
Financial assets derecognized during the period other than write-offs	(196,455,347)	(345,006,044)
New financial assets originated or purchased	517,585,060	739,639,103
FX and other movements	49,316,734	20,684,549
Inflation Effect	(652,689,243)	(517,671,802)
Gross carrying amount, Ending Balance	679,181,380	961,424,176
Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	2,834,961,466	3,122,801,864
Financial assets derecognized during the period other than write-offs	(652,362,962)	(2,022,580,703)
New financial assets originated or purchased	3,985,880,201	2,545,644,783
FX and other movements	(108,773,960)	140,722,994
Inflation Effect	(1,924,591,563)	(951,627,472)
Gross carrying amount, Ending Balance	4,135,113,182	2,834,961,466
Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	1,070,224,621	1,122,797,013
Financial assets derecognized during the period other than write-offs	(16,393,271)	(32,650,780)
New financial assets originated or purchased	620,144,128	526,470,724
FX and other movements	0	0
Inflation Effect	(726,551,419)	(546,392,336)
Gross carrying amount, Ending Balance	947,424,059	1,070,224,621
12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	1,074,535,580	1,013,263,121
Financial assets derecognized during the period other than write-offs	(96,528,639)	(144,781,295)
New financial assets originated or purchased	285,815,964	474,672,163
FX and other movements	267,143,012	188,446,903
Inflation Effect	(726,609,317)	(490,055,038)
Gross carrying amount, Ending Balance	775,935,358	1,074,535,580
12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	898,362,426	938,076,314
Financial assets derecognized during the period other than write-offs	(186,391,684)	(319,152,595)
New financial assets originated or purchased	433,309,384	707,188,377
FX and other movements	38,142,622	16,587,359
Inflation Effect	(609,878,040)	(456,500,779)
Gross carrying amount, Ending Balance	555,690,733	898,362,426
12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	2,815,090,330	3,013,113,436
Financial assets derecognized during the period other than write-offs	(633,784,202)	(1,983,948,745)
New financial assets originated or purchased	3,932,818,920	2,536,541,266
FX and other movements	(137,572,453)	139,163,791
Inflation Effect	(1,911,101,496)	(898,249,242)
Gross carrying amount, Ending Balance	4,056,209,449	2,815,090,330
12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	1,003,376,463	1,060,467,861
Financial assets derecognized during the period other than write-offs	(4,301,072)	(15,197,556)
New financial assets originated or purchased	596,459,536	492,676,735
FX and other movements	0	0
Inflation Effect	(681,169,708)	(516,060,790)
Gross carrying amount, Ending Balance	905,234,899	1,003,376,463
Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	185,219,368	368,457,533
Financial assets derecognized during the period other than write-offs	(20,392,574)	(71,799,560)
New financial assets originated or purchased	117,018,046	95,048,103
FX and other movements	54,004,979	18,475,323
Inflation Effect	(125,741,262)	(179,304,336)
Gross carrying amount, Ending Balance	228,241,598	185,219,368
Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	49,368,217	103,117,294
Financial assets derecognized during the period other than write-offs	(6,828,039)	(17,642,221)
New financial assets originated or purchased	73,409,888	24,765,188
FX and other movements	8,832,400	2,948,890
Inflation Effect	(33,514,972)	(50,180,486)
Gross carrying amount, Ending Balance	107,383,252	49,368,217
Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	18,604,165	105,259,732
Financial assets derecognized during the period other than write-offs	(3,525,214)	(34,668,726)
New financial assets originated or purchased	51,700,540	8,555,259
FX and other movements	14,522,625	(7,237)
Inflation Effect	(12,629,949)	(51,223,070)
Gross carrying amount, Ending Balance	77,533,939	18,604,165
Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	38,320,153	35,451,876
Financial assets derecognized during the period other than write-offs	(4,144,663)	(5,626,040)
New financial assets originated or purchased	15,350,957	22,625,475
FX and other movements	0	0
Inflation Effect	(26,014,690)	(17,252,123)
Gross carrying amount, Ending Balance	23,882,709	38,320,153
Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	66,194,774	114,405,389
Financial assets derecognized during the period other than write-offs	(13,276,853)	(33,216,446)
New financial assets originated or purchased	32,201,007	29,077,253
FX and other movements	2,119,330	(1,065,724)
Inflation Effect	(44,938,143)	(55,673,667)
Gross carrying amount, Ending Balance	52,588,316	66,194,774
Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	13,693,533	22,584,762
Financial assets derecognized during the period other than write-offs	(3,235,624)	(8,211,228)
New financial assets originated or purchased	10,865,788	7,685,538
FX and other movements	2,341,712	1,148,300
Inflation Effect	(9,296,231)	(10,990,537)
Gross carrying amount, Ending Balance	16,107,395	13,693,533
Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	1,266,971	4,428,696
Financial assets derecognized during the period other than write-offs	(15,053,546)	(3,963,232)
New financial assets originated or purchased	1,360,741	548,258
FX and other movements	14,275,868	1,566,440
Inflation Effect	(860,118)	(2,155,160)
Gross carrying amount, Ending Balance	1,369,794	1,266,971
Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	28,528,005	26,877,276
Financial assets derecognized during the period other than write-offs	(7,947,536)	(11,827,184)
New financial assets originated or purchased	8,333,635	11,168,514
FX and other movements	0	0
Inflation Effect	(19,367,021)	(13,079,423)
Gross carrying amount, Ending Balance	18,306,451	28,528,005
Transfer from Stage 1 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(37,704,886)	(29,466,360)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(22,165,829)	(8,356,366)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(8,874,051)	(2,072,542)
Transfer from Stage 1 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,125,763)	(15,057,706)
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	37,704,886	29,466,360
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	22,165,829	8,356,366
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	8,874,051	2,072,542
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,125,763	15,057,706
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(8,051,270)	(10,210,991)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,297,079)	(955,106)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(379,878)	(796,279)
Transfer from Stage 1 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,808,405)	(13,984,940)
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	8,051,270	10,210,991
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,297,079	955,106
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	379,878	796,279
Transfer from Stage 1 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7,808,405	13,984,940
Transfer from Stage 2 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	16,099,911	69,019,503
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,542,982	21,330,916
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	12,279	11,338,645
Transfer from Stage 2 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	5,211,980	8,999,967
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(16,099,911)	(69,019,503)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,542,982)	(21,330,916)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(12,279)	(11,338,645)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(5,211,980)	(8,999,967)
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,682,419)	(8,429,836)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(554,310)	(874,261)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	(45,690)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,638,253)	(3,120,551)
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,682,419	8,429,836
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	554,310	874,261
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	45,690
Transfer from Stage 2 to Stage 3 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,638,253	3,120,551
Transfer from Stage 3 to Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,210,485	2,325,284
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	47,221	208,363
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	95,422	183,777
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,210,485)	(2,325,284)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(47,221)	(208,363)
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 2 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(95,422)	(183,777)
Transfer from Stage 3 to Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,235,003	3,647,574
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	65,951	144,306
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | 12-month ECL | Stage 1 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	591,868	1,532,892
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 2 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,235,003)	(3,647,574)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Retail like Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(65,951)	(144,306)
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Wholesale Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	0	0
Transfer from Stage 3 to Stage 1 | Lifetime ECL | Stage 3 | Naranja ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (591,868)	$ (1,532,892)